USAA(R) logo appears here.







                              USAA FLORIDA TAX-FREE
                                          INCOME Fund




                                          [Image appears here.]




                                     Semiannual Report

--------------------------------------------------------------------------------
        September 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      MESSAGE FROM THE PRESIDENT                                       2

      INVESTMENT OVERVIEW                                              5

      MANAGER'S COMMENTARY ON THE FUND                                10

      PORTFOLIO HIGHLIGHTS                                            15

      SHAREHOLDER VOTING RESULTS                                      16

      FINANCIAL INFORMATION

         Portfolio of Investments                                     18

         Notes to Portfolio of Investments                            25

         Statement of Assets and Liabilities                          26

         Statement of Operations                                      27

         Statements of Changes in Net Assets                          28

         Notes to Financial Statements                                29

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA FLORIDA TAX-FREE INCOME FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (c)2001, USAA.  All rights reserved.

2

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                              "THE QUICK RESPONSE OF

                                                MONETARY AND FISCAL

                                            POLICYMAKERS IS ENCOURAGING..."

--------------------------------------------------------------------------------


               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the econ-omy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear mar-ket has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

4

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.


               Sincerely,


               \s\ Christopher W .Claus

               Christopher W. Claus
               President and Vice Chairman of the Board






               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               The S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA FLORIDA TAX-FREE INCOME FUND



OBJECTIVE
--------------------------------------------------------------------------------

               High level of current interest income that is exempt from federal income taxes, and shares that are exempt from the Florida intangible personal property tax.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests  principally  in  long-term,   investment-grade   Florida
               tax-exempt securities.


--------------------------------------------------------------------------------
                                                   9/30/01            3/31/01
--------------------------------------------------------------------------------
Net Assets                                     $195.8 Million     $188.9 Million
Net Asset Value Per Share                           $9.77              $9.64
Tax-Exempt Dividends Per Share Last 12 Months      $0.483             $0.490
Capital Gain Distributions Per Share Last 12 Months   -                  -

--------------------------------------------------------------------------------
           Six-Month Total Return and 30-Day SEC Yield* as of 9/30/01
--------------------------------------------------------------------------------
            3/31/01 to 9/30/01                     30-DAY SEC YIELD
                 3.90%**                                4.30%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA FLORIDA TAX-FREE INCOME FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                 Total Return = Dividend Return + Price Change
--------------------------------------------------------------------------------
SINCE 10/1/93        5.08%    =        5.37%    +    -0.29%
5 YEARS              6.23%    =        5.35%    +     0.88%
1 YEAR              11.07%    =        5.45%    +     5.62%



                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Florida Tax-Free Income Fund to the 12-Month Dividend Yield of the Lipper Florida Municipal Debt Funds Average from 9/30/95 to 9/30/01.

                USAA FLORIDA TAX-FREE        LIPPER FLORIDA MUNICIPAL
                    INCOME FUND                 DEBT FUNDS AVERAGE
                ---------------------        ------------------------
09/30/1995              5.54%                         5.18%
09/30/1996              5.54%                         5.04%
09/30/1997              5.28%                         4.82%
09/30/1998              4.91%                         4.46%
09/30/1999              5.32%                         4.68%
09/30/2000              5.32%                         4.76%
09/30/2001              4.96%                         4.54%



               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA FLORIDA TAX-FREE INCOME FUND


AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE
SEVEN-YEAR PERIOD ENDING SEPTEMBER 30, 2001


A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Florida Tax-Free Income Fund for the seven-year period ending September 30, 2001.

TOTAL RETURN
-------------------------
09/30/1995      9.67%
09/30/1996      7.30%
09/30/1997     10.18%
09/30/1998      9.89%
09/30/1999     -4.35%
09/30/2000      5.20%
09/30/2001     11.07%

DIVIDEND RETURN
-------------------------
09/30/1995      6.07%
09/30/1996      5.78%
09/30/1997      5.79%
09/30/1998      5.38%
09/30/1999      4.67%
09/30/2000      5.52%
09/30/2001      5.45%

CHANGE IN SHARE PRICE
-------------------------
09/30/1995      3.60%
09/30/1996      1.52%
09/30/1997      4.39%
09/30/1998      4.51%
09/30/1999     -9.02%
09/30/2000     -0.32%
09/30/2001      5.62%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 5 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA FLORIDA TAX-FREE INCOME FUND



                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Florida Tax-Free Income Fund, the Lehman Brothers Municipal Bond Index, the Lipper Florida Municipal Debt Funds Average, and the Lipper Florida Municipal Debt Funds Index. The data is for the period 10/1/1993 to 9/30/2001. The data points from the graph are as follows:

           USAA FLORIDA    LEHMAN BROTHERS     LIPPER FLORIDA    LIPPER FLORIDA
             TAX-FREE      MUNICIPAL BOND      MUNICIPAL DEBT    MUNICIPAL DEBT
            INCOME FUND         INDEX          FUNDS AVERAGE      FUNDS INDEX
           ------------    ---------------     --------------    --------------
10/01/93     $10,000           $10,000            $10,000           $10,000
03/31/94       9,179             9,584              9,445             9,521
09/30/94       9,332             9,756              9,549             9,630
03/31/95       9,822            10,296             10,087            10,197
09/30/95      10,235            10,847             10,561            10,640
03/31/96      10,574            11,159             10,856            10,913
09/30/96      10,982            11,502             11,178            11,223
03/31/97      11,262            11,767             11,369            11,413
09/30/97      12,100            12,539             12,072            12,104
03/31/98      12,639            13,028             12,535            12,581
09/30/98      13,297            13,632             13,071            13,128
03/31/99      13,386            13,835             13,165            13,235
09/30/99      12,718            13,537             12,717            12,786
03/31/00      12,871            13,824             12,877            12,909
09/30/00      13,379            14,373             13,340            13,376
03/31/01      14,305            15,334             14,169            14,194
09/30/01      14,860            15,867             14,645            14,691



           DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA FLORIDA TAX-FREE INCOME FUND

          The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

             - The  broad-based   Lehman  Brothers   Municipal  Bond  Index,  an
               unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

             - The  Lipper  Florida  Municipal  Debt Funds  Average,  an average performance level of all Florida municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

             - The Lipper Florida  Municipal Debt Funds Index,  which tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

          There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

10

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund



[Photograph of the Portfolio
 Manager appears here.]
                                          Robert R. Pariseau, CFA


--------------------------------------------------------------------------------

HOW DID THE USAA FLORIDA TAX-FREE INCOME FUND PERFORM?

               For the first six months of its fiscal year, your Fund provided a total return of 3.90%, compared to an average of 3.24% for the 63 funds in the Lipper Florida Municipal Debt Funds category. During this period, the Fund's share price increased 13 cents, or 1.35%, to $9.77. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 4.96%, well above the 4.54% Lipper category average yield.







               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               REFER TO PAGE 9 FOR THE LIPPER AVERAGE DEFINITION.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               As we go to press, the nation and our economy remain in shock from the events of September 11. Although we clearly face challenges ahead, I believe that the attack has unified our nation with a sense of purpose and community not witnessed since December 1941. My thoughts and prayers are with all the Americans and our allies who go in harm's way. May those who have suffered find peace.

               Since early 2001, the Federal Reserve Board (the Fed) has aggressively cut short-term interest rates to stimulate the economy. Long-term interest rates changed relatively little until last summer. By then, the bond market's expectations for a quick economic recovery had faded. The attack on September 11 affected consumer confidence and may have tipped the U.S. economy into recession. The Fed reduced short-term rates by an additional 1.00% within weeks of the attack, lowering the federal funds rate to a 39-year low of 2.50%.

               During the six months ending September 30, 2001, the yield on AAA-rated general obligation municipal 20-year bonds fell 0.07% to 4.90%. The yield on similarly rated five-year maturity municipals fell 0.44% to 3.31%.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               My goal is to produce a high level of tax-exempt income with the best after-tax total return over a three- to five-year invest-ment horizon. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. Municipal bonds maturing in 10 years or longer usually yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more sensitive to changes in interest rates than shorter-maturity bonds.

               The Fund holds a well-diversified portfolio supported by thoughtful credit analysis. Understanding how different issuers may be affected by the same credit event is critical to achieving effective diversification.

               Like any buyer, I seek value. We define value at USAA as a combination of:

                 - STRUCTURE (coupon,  maturity,  call features,  sinking funds, etc.)

                 - LIQUIDITY  (ability to quickly  sell the bond and receive the price you expect)

                 - CREDIT QUALITY (strength and stability of the issuer)

                 - YIELD  (The bond may  otherwise  be a great  fit,  but if the yield is too low, it's overpriced.)

 ...CONTINUED
--------------------------------------------------------------------------------


               Our shareholders have made it clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider our position.

WHAT IS THE OUTLOOK?

               Although a tourist and construction slowdown will have an impact on Florida's economy, the state's government has been quick to adjust its budget in past recessions. The state's economy is far more diversified than it was a decade ago. Florida maintains bond ratings of Aa2, AA+, and AA from Moody's Investors Service, Standard & Poor's, and Fitch, Inc., respectively. We will closely monitor specific credit issues and litigation that could potentially affect the value of your holdings.

               Recently, the state of Florida passed legislation amending the intangibles tax. Effective January 1, 2002, the personal exemption from the tax is scheduled to increase to $250,000 for individuals and $500,000 for couples filing jointly. (Previous exemption amounts were $20,000 and $40,000, respectively.)

14

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               However, the events of September 11 and the slowdown in the tourism industry have caused state officials to re-examine their state budget projections. As we go to press, Florida Governor Jeb Bush and the legislature are actively considering a postponement of the intangible tax reduction. Investors are urged to consult their tax advisers with specific questions about their own tax situations.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA Florida Tax-Free Income Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Florida Tax-Free Income Fund's closing 30-day SEC yield of 4.30%, and assuming a marginal federal tax rate of: 27.50% 30.50% 35.50% 39.10% and assuming an investor, filing jointly, with $300,000 in intangible assets,

A FULLY TAXABLE INVESTMENT MUST PAY:                  5.94%  6.19%  6.67%  7.07%

               The table is based on a  hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                             PORTFOLIO RATINGS MIX
                                     9/30/01


A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA Florida Tax-Free Income Fund to be:

AAA - 45%; AA - 28%; A - 13%; BBB - 12%; and Cash Equivalents - 2%.




               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 0.70% and 2.70%, respectively, of the Fund's investments and are included in their appropriate categories above.






               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-24.

16

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA State Tax-Free Trust, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A and 4 are for the USAA Florida Tax-Free Income Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Trustees as follows:


                                                                        VOTES
               DIRECTORS                     VOTES FOR                  WITHHELD
               -----------------------------------------------------------------
               Robert G. Davis               90,246,077                1,315,561

               Christopher W. Claus          90,246,077                1,315,561

               David G. Peebles              90,246,077                1,315,561

               Michael F. Reimherr           90,246,077                1,315,561

               Richard A. Zucker             90,246,077                1,315,561

               Barbara B. Dreeben            90,246,077                1,315,561

               Robert L. Mason, Ph.D.        90,246,077                1,315,561

               Laura T. Starks, Ph.D.        90,246,077                1,315,561

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 13,036,052       500,598        374,415          24,154


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 13,309,446       392,741        208,877          24,155

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (PRE)  Prerefunded to a date prior to maturity.
          (LOC)  Enhanced by a bank letter of credit.
          (NBGA) Enhanced by a nonbank guarantee agreement.
          (INS)  Scheduled principal and interest payments are insured by:
                 (1)  MBIA, Inc.
                 (2)  AMBAC Financial Group, Inc.
                 (3)  Financial Guaranty Insurance Co.
                 (4)  Financial Security Assurance Holdings Ltd.
                 (5)  Asset Guaranty Insurance Co.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP    Certificate of Participation
          GO     General Obligation
          IDA    Industrial Development Authority/Agency
          MFH    Multifamily Housing
          PCRB   Pollution Control Revenue Bond
          RB     Revenue Bond

20

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                           COUPON       FINAL    MARKET
   AMOUNT  SECURITY                                   RATE    MATURITY     VALUE
--------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (92.6%)

           FLORIDA
 $  3,400  Alachua County Health Facilities Auth. RB,
             Series 1996A (INS)1                      5.80% 12/01/2026  $  3,580
    7,900  Bay County Water Systems RB,
             Series 2000 (INS)2                       5.70   9/01/2025     8,392
           Board of Education Public Education GO,
    6,000    Series 1998E (NBGA)                      5.63   6/01/2025     6,306
    5,500    Series 2000D (NBGA)                      5.75   6/01/2022     5,875
           Boca Raton GO,
    1,720    Series 2000                              5.38   7/01/2018     1,800
    2,175    Series 2000                              5.38   7/01/2019     2,266
    2,290    Series 2000                              5.38   7/01/2020     2,384
    5,000  Brevard County Health Facilities Auth. RB,
             Series 2001 (INS)1                       5.00   4/01/2021     4,954
    2,500  Broward County Educational Facilities
             Auth. RB, Series 2000B (INS)5            5.75   4/01/2021     2,620
    3,230  Broward County GO, Series 2001A            5.25   1/01/2021     3,300
           Broward County Housing Finance Auth.
             MFH RB,
    1,100    Series 1995A                             7.00   2/01/2025     1,182
    1,000    Series 1997A-1                           6.00   5/01/2032     1,047
    3,875  Broward County School Board COP,
             Series 2001A (INS)4                      5.00   7/01/2022     3,843
    2,000  Cape Canaveral Hospital District RB,
             Series 1998                              5.25   1/01/2028     1,925
    1,855  Citrus County PCRB, Series 1992B           6.35   2/01/2022     1,912
    2,000  Collier County Health Facilities Auth. RB,
             Series 1994                              7.00  12/01/2019     2,107
    2,610  Duval County School Board COP,
             Series 2000 (INS)4                       5.38   7/01/2019     2,685
    8,000  Escambia County Health Facilities Auth. RB,
             Series 1999A-2                           6.00  11/15/2031     8,629
      700  Gulf County School District Sales Tax RB,
             Series 1997 (INS)5                       5.75   6/01/2017       733
    2,000  Hillsborough County IDA PCRB,
             Series 1994                              6.25  12/01/2034     2,112

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                           COUPON       FINAL    MARKET
   AMOUNT  SECURITY                                   RATE    MATURITY     VALUE
--------------------------------------------------------------------------------
 $    625  Hillsborough County Water Assessment RB,
             Series 2000 (INS)4                       5.13%  3/01/2020  $    632
           Housing Finance Agency RB,
    1,145    Series 1994A                             6.35   7/01/2014     1,218
    1,000    Series 1995H (NBGA)                      6.50  11/01/2025     1,018
    3,645  Miami Beach Health Facilities Auth. RB,
             Series 2001A                             6.70  11/15/2019     3,835
    4,400  Miami-Dade County Aviation RB,
             Series 2000B (INS)3                      5.75  10/01/2024     4,680
    3,000  Miami-Dade County Expressway Auth. RB,
             Series 2000 (INS)3                       6.00   7/01/2020     3,310
           Miami-Dade County School Board COP,
    1,000    Series 2001A (INS)1                      5.00   5/01/2019     1,003
    1,885    Series 2001A (INS)1                      5.00   5/01/2020     1,886
    1,230    Series 2001A (INS)1                      5.13   5/01/2021     1,242
    1,230  Miami-Dade County Solid Waste System RB,
             Series 2001 (INS)4                       5.00  10/01/2018     1,238
    1,000  Miramar Wastewater Improvement
             Assessment Bonds, Series 1994 (PRE)
             (INS)3                                   6.75  10/01/2025     1,125
           Nassau County Gas Tax RB,
      695    Series 2000 (INS)2,a                     5.72   3/01/2020       266
      695    Series 2000 (INS)2,a                     5.75   3/01/2021       251
      945    Series 2000 (INS)2,a                     5.77   3/01/2022       323
      845    Series 2000 (INS)2,a                     5.79   3/01/2023       274
      620    Series 2000 (INS)2,a                     5.80   3/01/2024       190
    5,000  North Miami Educational Facilities RB,
             Series 1994A                             6.13   4/01/2020     5,150
    2,130  North Miami Health Facilities Auth. RB,
             Series 1996 (LOC)                        6.00   8/15/2024     2,264
           Orange County Health Facilities Auth.RB,
    5,750    Series 1995                              6.75   7/01/2020     6,064
    2,280    Series 1999 (INS)5                       5.25   6/01/2029     2,246
    1,000  Orange County Housing Finance Auth. RB,
             Series 1994B                             6.40   2/01/2030     1,045
    1,000  Orlando-Orange County Expressway Auth. RB,
             Series 1998 (INS)3                       5.00   7/01/2021       997
    3,000  Palm Beach County GO, Series 2001A         5.00   6/01/2020     3,005

22

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                           COUPON       FINAL    MARKET
   AMOUNT  SECURITY                                   RATE    MATURITY     VALUE
--------------------------------------------------------------------------------
           Palm Beach County Health Facilities Auth. RB,
 $  3,405    Series 1993 (PRE)                        6.30% 10/01/2022  $  3,689
    4,900    Series 1996                              5.63  11/15/2020     4,920
    1,500    Series 1998                              5.13  11/15/2029     1,392
    7,875  Palm Beach County School Board COP,
             Series 2000A (PRE)                       5.88   8/01/2021     9,068
    1,800  Plantation Health Facilities Auth. RB,
             Series 1998                              5.13  12/01/2022     1,694
           Polk County Transport Improvement RB,
    1,290    Series 2000 (INS)4                       5.25  12/01/2018     1,334
    1,000    Series 2000 (INS)4                       5.25  12/01/2019     1,027
   12,780  Seminole County Water and Sewer RB,
             Series 1999                              5.38  10/01/2022    13,147
    1,500  St. Augustine Public Service Tax and
             Guaranteed Entitlement RB,
             Series 2001 (INS)2                       5.00  10/01/2021     1,494
    6,805  St. Johns County IDA Hospital RB,
             Series 1992                              6.00   8/01/2022     6,903
    2,000  St. Johns County IDA RB,
             Series 1997A (INS)1,b                    5.50   3/01/2017     2,147
    3,215  Sunrise Special Tax District #1 GO,
             Series 1991 (LOC)                        6.38  11/01/2021     3,292
    5,995  Sunrise Utility Systems RB,
             Series 1998A (INS)2                      5.20  10/01/2022     6,190
    1,150  Tallahassee Consolidated Utility
             Systems RB, Series 1994 (PRE)            6.20  10/01/2019     1,258
    5,000  Tampa Utilities Tax Improvement RB,
             Series 1999A (INS)4                      5.20  10/01/2019     5,102
    3,550  Tampa Water and Sewer RB, Series 2001B     5.00  10/01/2021     3,539
    1,300  Turtle Run Community Development
             District RB, Series 1997 (PRE)           6.40   5/01/2011     1,380
           West Orange Healthcare District RB,
    1,790    Series 1999A                             5.50   2/01/2009     1,890
    1,000    Series 2001A                             5.65   2/01/2022     1,016
--------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $171,711)                 181,396
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                           COUPON       FINAL    MARKET
   AMOUNT  SECURITY                                   RATE    MATURITY     VALUE
--------------------------------------------------------------------------------
           PUT BONDS (3.8%)

           FLORIDA
 $  7,055  Duval County Housing Finance Auth. MFH RB,
             Series 1995 (NBGA) (cost: $7,152)        6.75%  4/01/2025  $  7,373
                                                                        --------

           VARIABLE-RATE DEMAND NOTES (1.8%)

           FLORIDA
      100  Dade County Special Obligation Bonds,
             Series 1990 (LOC)                        2.40  10/01/2010       100
           Hillsborough County IDA PCRB,
      200    Series 1990                              2.70   9/01/2025       200
    3,200    Series 1992                              2.75   5/15/2018     3,200
                                                                        --------
           Total variable-rate demand notes (cost: $3,500)                 3,500
                                                                        --------

           TOTAL INVESTMENTS (cost: $182,363)                           $192,269
                                                                        ========

24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)


USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         Hospitals                                                 16.7%
         Water/Sewer Utilities - Municipal                         16.0
         Special Assessment/Tax                                     9.2
         Escrowed Bonds                                             8.4
         General Obligations                                        8.2
         Nursing/Continuing Care Centers                            7.5
         Multifamily Housing                                        6.0
         Appropriated Debt                                          5.4
         Education                                                  4.0
         Electric Utilities                                         3.8
         Health Care - Miscellaneous                                3.1
         Sales Tax                                                  3.0
         Airport/Port                                               2.4
         Toll Roads                                                 2.2
         Miscellaneous                                              1.1
         Other                                                      1.2
                                                                   ----
         Total                                                     98.2%
                                                                   ====

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001(UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 0.7% of the Fund's net assets.

          (b) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees. At September 30, 2001, these securities represented 1.1% of the Fund's net assets.



              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $182,363)                                    $192,269
Cash                                                                         89
Receivables:
   Capital shares sold                                                      317
   Interest                                                               3,578
   Securities sold                                                        2,941
                                                                       --------
         Total assets                                                   199,194
                                                                       --------
LIABILITIES

   Securities purchased                                                   2,503
   Capital shares redeemed                                                  455
   USAA Investment Management Company                                        58
   USAA Transfer Agency Company                                               6
   Accounts payable and accrued expenses                                     28
   Dividends on capital shares                                              315
                                                                       --------
         Total liabilities                                                3,365
                                                                       --------
            Net assets applicable to capital shares outstanding        $195,829
                                                                       ========
REPRESENTED BY:

   Paid-in capital                                                     $193,405
   Accumulated net realized loss on investments                          (7,482)
   Net unrealized appreciation of investments                             9,906
                                                                       --------
            Net assets applicable to capital shares outstanding        $195,829
                                                                       ========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                        20,053
                                                                       ========
   Net asset value, redemption price, and offering price per share     $   9.77
                                                                       ========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                      $5,249
                                                                        ------
   Expenses:
      Management fees                                                      334
      Administrative and servicing fees                                     50
      Transfer agent's fees                                                 38
      Custodian's fees                                                      29
      Postage                                                               12
      Shareholder reporting fees                                             8
      Trustees' fees                                                         7
      Registration fees                                                      1
      Professional fees                                                     17
      Other                                                                  4
                                                                        ------
         Total expenses                                                    500
      Expenses paid indirectly                                             (29)
                                                                        ------
         Net expenses                                                      471
                                                                        ------
            Net investment income                                        4,778
                                                                        ------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                       434
   Change in net unrealized appreciation/depreciation                    2,091
                                                                        ------
            Net realized and unrealized gain                             2,525
                                                                        ------
   Increase in net assets resulting from operations                     $7,303
                                                                        ======



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                        9/30/2001      3/31/2001
                                                      --------------------------

   Net investment income                               $  4,778        $  9,332
   Net realized gain on investments                         434             599
   Change in net unrealized appreciation/
      depreciation of investments                         2,091           8,857
                                                       ------------------------
      Increase in net assets
          resulting from operations                       7,303          18,788
                                                       ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                 (4,778)         (9,332)
                                                       ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             16,833          32,050
   Dividend reinvestments                                 3,025           5,964
   Cost of shares redeemed                              (15,499)        (28,687)
                                                       ------------------------
      Increase in net assets from
          capital share transactions                      4,359           9,327
                                                       ------------------------
   Net increase in net assets                             6,884          18,783

NET ASSETS

   Beginning of period                                  188,945         170,162
                                                       ------------------------
   End of period                                       $195,829        $188,945
                                                       ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                            1,744           3,418
   Shares issued for dividends reinvested                   313             639
   Shares redeemed                                       (1,606)         (3,068)
                                                       -------------------------
      Increase in shares outstanding                        451             989
                                                       =========================



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the
          Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax.

           A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Trust's Board of Trustees. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

30

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

           D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $29,000.

           E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


          agreements  is to meet  temporary or emergency  cash needs,  including
          redemption   requests  that  might  otherwise   require  the  untimely
          disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $7,916,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

32


NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Costs of purchases and proceeds from  sales/maturities  of securities,
          excluding  short-term   securities  for  the  six-month  period  ended
          September 30, 2001, were $35,675,000 and $33,042,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $10,072,000 and $166,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


              the 10 largest funds in the Lipper Florida Municipal Debt Funds category. The base fee for the Fund will be computed as referenced earlier. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/-   0.20% to 0.50%           +/-  0.04%
       +/-   0.51% to 1.00%           +/-  0.05%
       +/-   1.01% and greater        +/-  0.06%

       (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

34

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                              SIX-MONTH
                             PERIOD ENDED
                            SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                            -------------------------------------------------------------------------
                                2001         2001         2000         1999         1998        1997
                            -------------------------------------------------------------------------
Net asset value at
   beginning of period      $   9.64     $   9.14     $  10.02     $   9.94     $   9.33     $   9.26
Net investment income            .24          .49          .49          .50          .51          .52
Net realized and
   unrealized gain (loss)        .13          .50         (.88)         .08          .61          .07
Distributions from net
   investment income            (.24)        (.49)        (.49)        (.50)        (.51)        (.52)
-----------------------------------------------------------------------------------------------------
Net asset value at
   end of period            $   9.77     $   9.64     $   9.14     $  10.02     $   9.94     $   9.33
=====================================================================================================
Total return (%) *              3.90        11.15        (3.85)        5.91        12.22         6.51
Net assets at end
   of period (000)          $195,829     $188,945     $170,162     $181,964     $145,921     $ 95,483
Ratio of expenses to
   average net assets (%)        .52a,b       .49          .48          .47          .50          .50
Ratio of expenses to
   average net
   assets excluding
   reimbursements (%)            n/a          n/a          n/a          n/a          .51          .57
Ratio of net investment
   income to average
   net assets (%)               4.97a        5.26         5.25         4.96         5.21         5.57
Portfolio turnover (%)         17.78c       28.93        62.32        25.28        27.48        44.75




  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.03%.
(c) The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and are dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:
       Portfolio turnover(%)  16.20
    Purchases and sales of this type are as follows:
       Purchases (000)       $2,927
       Sales (000)            2,931

36

NOTES
--------------------------------------------------------------------------------

                     TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                LEGAL COUNSEL   Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

                  FOR ACCOUNT   1-800-531-8448,
                   SERVICING,   (in San Antonio) 456-7202
                EXCHANGES, OR
                  REDEMPTIONS

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

              INTERNET ACCESS   USAA.COM
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

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